CONCENTRATIONS AND CREDIT RISK (Details) (Supplier Concentration Risk [Member])	6 Months Ended
	Sep. 30, 2012 Net Purchases [Member]	Sep. 30, 2011 Net Purchases [Member]	Sep. 30, 2012 Net Purchases [Member] Growers Synergy Pte. Ltd. [Member]	Sep. 30, 2011 Net Purchases [Member] Growers Synergy Pte. Ltd. [Member]	Sep. 30, 2012 Net Purchases [Member] Stevia Ventures Corporation [Member]	Sep. 30, 2011 Net Purchases [Member] Stevia Ventures Corporation [Member]	Sep. 30, 2012 Accounts Payable [Member]	Mar. 31, 2012 Accounts Payable [Member]	Sep. 30, 2012 Accounts Payable [Member] Growers Synergy Pte. Ltd. [Member]	Mar. 31, 2012 Accounts Payable [Member] Growers Synergy Pte. Ltd. [Member]	Sep. 30, 2012 Accounts Payable [Member] Stevia Ventures Corporation [Member]	Mar. 31, 2012 Accounts Payable [Member] Stevia Ventures Corporation [Member]
Concentration Risk [Line Items]
Net Purchases	58.30%	0.00%	48.30%	0.00%	10.00%	0.00%
Accounts Payable at							40.60%	70.50%	37.30%	16.40%	3.30%	54.10%